EMPLOYEE BENEFITS (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 149,000	$ 133,000	$ 281,000	$ 189,000